25) Non-current assets held for sale (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets Not For Own Use [Abstract]
Real estate	R$ 995,614	R$ 1,133,572
Vehicles and similar	205,347	223,051
Machinery and equipment	1,487	362
Other	40	41
Total	R$ 1,202,488	R$ 1,357,026